EQUITY (Schedule of Issued Capital) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Authorized:
Authorized 10,000,000 preferred shares, no par | ¥
Authorized 200,000,000 ordinary shares, no par | ¥
Issued and fully paid:
24,910,916 (2017 and 2018: 24,910,916) common shares, no par | ¥		¥ 312,081	¥ 312,081	¥ 312,081
USD [Member]
Authorized:
Authorized 10,000,000 preferred shares, no par | $
Authorized 200,000,000 ordinary shares, no par | $
Issued and fully paid:
24,910,916 (2017 and 2018: 24,910,916) common shares, no par | $	$ 44,819